Loan From Stockholder and Related Party Transactions	12 Months Ended
Apr. 30, 2013
Related Party Transactions [Abstract]
Loan From Stockholder and Related Party Transactions

NOTE 5. LOAN FROM STOCKHOLDERS AND RELATED PARTY TRANSACTIONS

As at April 30, 2009, a stockholder has loaned the Company $22,550 without interest and fixed term of repayment. The loan was paid off in the year ended April 30, 2010.

A director has loaned the Company $93,879 (2010: $246,299 ) without interest and fixed term of repayment. The loan is unsecured.

Balance of loans from related party as of April 30, 2013 was $ 441,196.